Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Disclosure

As required by the SEC, the following table is intended to illustrate compensation “actually paid” to our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025, in each case, as compared to (i) our cumulative TSR performance, (ii) our peer group TSR performance, (iii) net income, and (iv) FFO per diluted Share and Common OP Unit (“FFO”), the Company’s selected measure. Differences in our Summary Compensation Table amounts and compensation actually paid reflect changes in the fair value of equity awards, both outstanding and vested in each year, which take into account the future performance of the Company and relative performance indices based on Monte Carlo simulations for any market-based awards and a discount for lack of marketability or illiquidity due to post-vesting restrictions.

Year	Summary Compensation Total Table for CEO (1)	Compensation actually paid to CEO (1)	Average Summary Compensation Table Total for non-CEO NEOs (1)	Average Compensation Actually paid to non-CEO NEO (1)	Total Shareholder Return (2)	Peer Group Total Shareholder Return (3)	Net (Loss) Income (in 000’s)	FFO per diluted Share and Common OP Unit (4)

2025	$6,922,230	$2,361,750	$1,710,100	$1,087,136	$176.72	$182.01	$(40,011)	$1.19
2024	$6,235,702	$16,740,271	$1,404,701	$3,194,504	$199.76	$189.29	$8,139	$1.12
2023	$6,123,062	$9,293,324	$1,656,747	$2,334,259	$135.43	$161.74	$(1,749)	$1.28
2022	$6,154,074	$(618,494)	$1,847,188	$334,616	$108.98	$144.36	$(65,251)	$1.02
2021	$5,645,279	$7,874,922	$1,775,072	$2,280,743	$158.29	$165.05	$26,030	$1.26

(1)
Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano, Jason Blacksberg and Reggie Livingston
2024	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano, Jason Blacksberg and Reggie Livingston
2023	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano and Jason Blacksberg
2022	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano and Jason Blacksberg
2021	Kenneth F. Bernstein	Christopher Conlon (Former EVP and COO), John Gottfried, Joseph Napolitano and Jason Blacksberg

(2)
Based on a fixed investment of $100 on December 31, 2020 in the Company’s stock assuming reinvestment of dividends on the ex-dividend date.
(3)
Based on a fixed investment of $100 on December 31, 2020 in the Nareit Equity Shopping Centers Index, assuming reinvestment of dividends on the ex-dividend date.
(4)
FFO per diluted Share and Common OP Unit is a non-GAAP measure. Refer to page 49 of the Company’s Form 10-K as filed with the SEC for the fiscal year ended December 31, 2025 for a reconciliation of net income to FFO per Share.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” for PEO	2025

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (a)	$(6,061,442)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,817,225
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,975,265)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(340,998)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0
Total Adjustments	$(4,560,480)

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average) (a)	2025

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (a)	$(1,095,262)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,055,108
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(522,778)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(60,031)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0
Total Adjustments	$(622,963)

(a)
For performance-based LTIP Units, fair value reflects the achievement based on actual performance of the Company and indices through each fiscal year end as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent 3rd party, multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable. For the time-based LTIP units, fair value reflects stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable FY is inclusive of Elective LTIP Units under the Company’s Bonus Exchange Program

Company Selected Measure Name	FFO per diluted Share and Common OP Uni
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano, Jason Blacksberg and Reggie Livingston
2024	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano, Jason Blacksberg and Reggie Livingston
2023	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano and Jason Blacksberg
2022	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano and Jason Blacksberg
2021	Kenneth F. Bernstein	Christopher Conlon (Former EVP and COO), John Gottfried, Joseph Napolitano and Jason Blacksberg

PEO Total Compensation Amount	$ 6,922,230	$ 6,235,702	$ 6,123,062	$ 6,154,074	$ 5,645,279
PEO Actually Paid Compensation Amount	$ 2,361,750	16,740,271	9,293,324	(618,494)	7,874,922
Adjustment To PEO Compensation, Footnote
(2)
Based on a fixed investment of $100 on December 31, 2020 in the Company’s stock assuming reinvestment of dividends on the ex-dividend date.
(3)
Based on a fixed investment of $100 on December 31, 2020 in the Nareit Equity Shopping Centers Index, assuming reinvestment of dividends on the ex-dividend date.
(4)
FFO per diluted Share and Common OP Unit is a non-GAAP measure. Refer to page 49 of the Company’s Form 10-K as filed with the SEC for the fiscal year ended December 31, 2025 for a reconciliation of net income to FFO per Share.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” for PEO	2025

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (a)	$(6,061,442)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,817,225
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,975,265)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(340,998)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0
Total Adjustments	$(4,560,480)

Non-PEO NEO Average Total Compensation Amount	$ 1,710,100	1,404,701	1,656,747	1,847,188	1,775,072
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,087,136	3,194,504	2,334,259	334,616	2,280,743
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average) (a)	2025

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (a)	$(1,095,262)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,055,108
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(522,778)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(60,031)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0
Total Adjustments	$(622,963)

(a)
For performance-based LTIP Units, fair value reflects the achievement based on actual performance of the Company and indices through each fiscal year end as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent 3rd party, multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable. For the time-based LTIP units, fair value reflects stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable FY is inclusive of Elective LTIP Units under the Company’s Bonus Exchange Program

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table reflects the financial measures that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2025:

Most Import Financial Measures for 2025
FFO per diluted Share and Common OP Unit
REIT Portfolio Leasing Activity
Leverage – Net Debt/EBITDA
Transaction Activity
Relative TSR vs. Nareit Equity Shopping Center Index
Relative TSR vs. Nareit Equity Retail Index

Total Shareholder Return Amount	$ 176.72	199.76	135.43	108.98	158.29
Peer Group Total Shareholder Return Amount	$ 182.01	$ 189.29	$ 161.74	$ 144.36	$ 165.05
Company Selected Measure Amount	1.19	1.12	1.28	1.02	1.26
PEO Name	Kenneth F. Bernstein	Kenneth F. Bernstein	Kenneth F. Bernstein	Kenneth F. Bernstein	Kenneth F. Bernstein
Net (Loss) Income	$ (40,011,000)	$ 8,139,000	$ (1,749,000)	$ (65,251,000)	$ 26,030,000
Measure:: 1
Pay vs Performance Disclosure
Name	FFO per diluted Share and Common OP Unit
Measure:: 2
Pay vs Performance Disclosure
Name	REIT Portfolio Leasing Activity
Measure:: 3
Pay vs Performance Disclosure
Name	Leverage – Net Debt/EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Transaction Activity
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR vs. Nareit Equity Shopping Center Index
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR vs. Nareit Equity Retail Index
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,560,480)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,061,442)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,817,225
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,975,265)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,998)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(622,963)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,095,262)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,055,108
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(522,778)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,031)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0